Investment in associates - Versamet - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investment In Associates [Line Items]
Current assets		$ 1,129,674	$ 901,789
Total assets		5,879,316	4,813,998
Current liabilities		1,061,256	580,687
Gold revenue		3,061,238	1,902,030
Production costs		745,446	681,828
Depreciation and depletion		440,831	367,408
Stock-based compensation		24,954	24,678
Non-cash interest and financing expense		37,702	34,848
Deferred income tax recovery charged to statement of operations		(144,550)	(2,297)
Net income (loss)		426,699	(626,653)
Share of net (loss) income		(755)	2,630
Versamet
Disclosure Of Investment In Associates [Line Items]
Current assets	$ 16,000
Non-current assets	385,000
Total assets	400,000
Current liabilities	24,000
Non-current liabilities	158,000
Assets	218,000
Gold revenue	16,000
Production costs	10,000
Depreciation and depletion	3,000
Miscellaneous other operating expense	3,000
Stock-based compensation	1,000
Non-cash interest and financing expense	9,000
Deferred income tax recovery charged to statement of operations	3,000
Net income (loss)	$ 5,000
Share of net (loss) income		2,566	$ (1,866)
Fair value of investments in associates for which there are quoted market prices		$ 284,000